Taxation - Components of net deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Foreign tax credit carryforwards	$ 176,904	$ 211,023
Tax loss carryforwards	104,546	123,597
Unearned premiums	44,878	46,029
Coinsurance funds held	6,237	0
Unrealized depreciation and timing differences on investments	96,108	170,720
Bermuda economic transition adjustment	487,265	0
Other deferred tax assets	45,019	37,424
Deferred tax assets before valuation allowance	960,957	588,793
Valuation allowance	(325,150)	(386,525)
Deferred tax assets	635,807	202,268
Deferred tax liabilities
Deferred acquisition costs	94,144	92,459
Goodwill and other intangibles	55,067	55,882
Coinsurance reserves	16,065	0
Discounting of loss reserves and adjustment to life policy reserves	44,406	7,928
Equalization reserves	13,732	8,235
Other deferred tax liabilities	3,509	13,833
Deferred tax liabilities	226,923	178,337
Net deferred tax assets	$ 408,884	$ 23,931